Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000072944 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.90%	[1]
Percent of Total Short Exposure	(6.10%)	[1]
C000072944 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.30%	[1]
Percent of Total Short Exposure	(1.60%)	[1]
C000072944 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.20%	[1]
C000072944 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%	[1]
Percent of Total Short Exposure	(2.30%)	[1]
C000072944 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.80%	[1]
C000072944 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.70%	[1]
C000072944 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.10%	[1]
Percent of Total Short Exposure	(2.20%)	[1]
C000072944 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.40%	[1]
Percent of Total Short Exposure	(3.10%)	[1]
C000072944 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.80%	[1]
C000072944 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%	[1]
C000072944 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%	[1]
Percent of Total Short Exposure	(3.50%)	[1]
C000072944 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%	[1]
C000072944 [Member] | Equity Real Estate Investment Trusts Reits [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%	[1]
Percent of Total Short Exposure	(2.10%)	[1]
C000072944 [Member] | Commercial And Professional Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%	[1]
Percent of Total Short Exposure	(1.70%)	[1]
C000072944 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.30%	[1]
Percent of Total Short Exposure	(13.20%)	[1]
C000072944 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.60%)	[1]
C000072944 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.40%)	[1]
C000072944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	139.80%	[1]
C000072944 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000072944 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(40.80%)	[1]
C000072945 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.90%	[2]
Percent of Total Short Exposure	(6.10%)	[2]
C000072945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.30%	[2]
Percent of Total Short Exposure	(1.60%)	[2]
C000072945 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.20%	[2]
C000072945 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%	[2]
Percent of Total Short Exposure	(2.30%)	[2]
C000072945 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.80%	[2]
C000072945 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.70%	[2]
C000072945 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.10%	[2]
Percent of Total Short Exposure	(2.20%)	[2]
C000072945 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.40%	[2]
Percent of Total Short Exposure	(3.10%)	[2]
C000072945 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.80%	[2]
C000072945 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%	[2]
C000072945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%	[2]
Percent of Total Short Exposure	(3.50%)	[2]
C000072945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%	[2]
C000072945 [Member] | Equity Real Estate Investment Trusts Reits [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%	[2]
Percent of Total Short Exposure	(2.10%)	[2]
C000072945 [Member] | Commercial And Professional Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%	[2]
Percent of Total Short Exposure	(1.70%)	[2]
C000072945 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.30%	[2]
Percent of Total Short Exposure	(13.20%)	[2]
C000072945 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.60%)	[2]
C000072945 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.40%)	[2]
C000072945 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	139.80%	[2]
C000072945 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000072945 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(40.80%)	[2]
C000072947 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.90%	[3]
Percent of Total Short Exposure	(6.10%)	[3]
C000072947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.30%	[3]
Percent of Total Short Exposure	(1.60%)	[3]
C000072947 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.20%	[3]
C000072947 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%	[3]
Percent of Total Short Exposure	(2.30%)	[3]
C000072947 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.80%	[3]
C000072947 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.70%	[3]
C000072947 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.10%	[3]
Percent of Total Short Exposure	(2.20%)	[3]
C000072947 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.40%	[3]
Percent of Total Short Exposure	(3.10%)	[3]
C000072947 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.80%	[3]
C000072947 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%	[3]
C000072947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.10%	[3]
Percent of Total Short Exposure	(3.50%)	[3]
C000072947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%	[3]
C000072947 [Member] | Equity Real Estate Investment Trusts Reits [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.60%	[3]
Percent of Total Short Exposure	(2.10%)	[3]
C000072947 [Member] | Commercial And Professional Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.50%	[3]
Percent of Total Short Exposure	(1.70%)	[3]
C000072947 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.30%	[3]
Percent of Total Short Exposure	(13.20%)	[3]
C000072947 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.60%)	[3]
C000072947 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.40%)	[3]
C000072947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	139.80%	[3]
C000072947 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000072947 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(40.80%)	[3]

[1]	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
[2]	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
[3]	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.